INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Benefits) Expenses
The major components of income tax (benefits) expenses for the years ended December 31, 2023, 2022 and 2021 are:

	2023	2022	2021
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	2,798	3,547	3,078
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(394)	(697)	(96)
Adjustments for current income tax of prior years	(694)	(54)	—
Total current income tax	1,710	2,796	2,982
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(1,284)	12	(4,327)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(264)	—	—
Total deferred tax (benefits)/expenses	(1,548)	12	(4,327)
Income tax expenses (benefit) reported in the income statement	162	2,808	(1,345)

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	221	(270)	147
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	377	147	112
Effect of change in tax rate	—	—	—
Income tax expense (benefit) charged to other comprehensive income (loss)	598	(123)	259

Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax expense / (benefit) reported in the consolidated income statement is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Profit/(loss) before tax	464	7,565	(9,857)
Tax at statutory rate of 20% (2022: 20%; 2021: 20%)	93	1,513	(1,971)
Foreign income taxed at different rate	940	1,332	1,465
Expenses not deductible for tax purpose	9	241	94
Utilization of previously unrecognized tax losses/temporary differences	(394)	(697)	(96)
Tax benefit arising from previously unrecognized tax losses	(264)	—	—
Net deferred tax asset not recognized	1,727	382	327
Tax exempt on income	(693)	(65)	(99)
Uncertain tax position	—	(102)	(1,173)
Return to provision adjustment	(694)	(54)	—
Deferred tax liability arising from undistributed earnings	(354)	96	(309)
Withholding tax on dividends	38	163	452
Enhanced pre-tax deductions of R&D Expenses	(242)	—	—
Others	(4)	(1)	(35)
Income tax expense/(benefit) reported in consolidated income statement	162	2,808	(1,345)

Summary of Deferred Tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2023	2022	2023	2022	2021
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,532)	(3,886)	(354)	96	(309)
Revaluations of financial assets at fair value through other comprehensive income	(419)	(198)	—	—	—
Unutilized building allowance (net)	(141)	(8)	131	(13)	9
Unused tax losses	3,220	1,373	(1,805)	(1,158)	(162)
Allowance for doubtful accounts	1,008	46	(945)	113	105
Inventory impairment	881	2,897	2,001	150	(2,914)
Rebates and other accrued liabilities	788	661	(119)	(85)	(170)
Unpaid retirement benefits	1,282	1,281	11	—	26
Deferred revenue and cost of sales	31	19	(12)	10	(15)
Actuarial loss	121	498	—	—	—
Unabsorbed depreciation	588	588	(4)	90	(67)
Provision for loss on onerous sale contract	451	—	(443)	817	(897)
Leases	41	36	(6)	9	3
Others	(360)	(361)	(3)	(17)	64
Deferred tax expenses/(benefits)			(1,548)	12	(4,327)
Net deferred tax assets	3,959	2,946

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
Reconciliation of deferred tax assets, net

	2023	2022	2021
	US$’000	US$’000	US$’000
Opening balance as of January 1	2,946	3,136	(519)
Tax benefit/(expense) during the period recognized in profit or loss	1,548	(12)	4,327
Tax (expense)/benefit during the period recognized in other comprehensive income	(598)	123	(259)
Exchange difference on translation foreign operations	63	(301)	(413)
Closing balance as of December 31	3,959	2,946	3,136

Year of Expiration and Amount of Available Unused Net Operating Losses
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2023 and 2022, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2023	2022
	US$’000	US$’000
2023	—	4,054
2024	2,135	2,955
2025	2,262	1,773
2026	2,535	3,011
2027	6,645	5,887
2028	13,111	—
2032	184	184
2033	736	—
No expiration	4,949	2,796
	32,557	20,660

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2023	2022	2021
	US$’000	US$’000	US$’000
Balance as of January 1	—	28	339
Decrease due to lapses in statute of limitations	—	(26)	(312)
Exchange difference	—	(2)	1
Balance as of December 31	—	—	28

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	—	46
Accrued penalties on uncertain tax position	—	—	28
Total accrued interest and penalties on uncertain tax position	—	—	74